PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Schedule of weighted-average assumptions used
The weighted-average assumptions used to determine pension plan obligations and net periodic benefit costs for all plans are summarized in the table below:

Weighted-Average Assumptions for Pension Plans	Benefit Obligations at December 31,		Net Periodic Costs for the Years Ended
	2020	2019	2020	2019 [1]	2018
Discount rate	0.84%	1.21%	1.21%	3.80%	3.26%
Interest crediting rate for applicable benefits	1.25%	1.25%	1.25%	3.72%	3.61%
Rate of compensation increase [2]	3.09%	3.14%	3.11%	3.42%	3.95%
Expected return on plan assets [3]	N/A	N/A	2.98%	6.46%	6.68%
1.Includes three months of Dow activity (January - March), five months of Corteva activity (January - May) and twelve months of DuPont activity, all based on dates of the DWDP Distributions.
2. The December 31, 2018 rate did not include EID's U.S. pension plans as employees of these plans no longer accrued additional benefits for future service and eligible compensation.
3. The decrease in expected return on assets between 2020 and 2019 is due to de-risking of DuPont's two largest country plans within the United Kingdom and Switzerland. For the United Kingdom this process involved purchasing two buy-in insurance contracts for some current beneficiaries. For Switzerland this process involved changing the pension plan to a defined contribution plan (cash balance plan under US GAAP) at an insurance company for the current employees and adopting a low-risk fixed income strategy for the current beneficiaries of the plan.
The weighted-average assumptions used to determine other post-employment benefit obligations and net periodic benefit costs are provided below:

Weighted-Average Assumptions for Other Postretirement Benefits Plans	Benefit Obligations at December 31,		Net Periodic Costs for the Year Ended
	2020	2019	2020	2019 [1]	2018
Discount rate	2.21%	3.10%	3.20%	4.23%	3.54%
Health care cost trend rate assumed for next year	N/A	N/A	N/A	7.15%	6.52%
Rate to which the cost trend rate is assumed to decline (the ultimate health cost care trend rate)	N/A	N/A	N/A	5.00%	5.00%
Year that the rate reaches the ultimate health care cost trend rate:
TDCC plans	N/A	N/A	N/A	2025	2025
EID plans	N/A	N/A	N/A	2028	2023
1.Includes three months of Dow activity (January - March), five months of Corteva activity (January - May) and twelve months of DuPont activity, all based on dates of the DWDP Distributions.

Schedule of pension plans and other postretirement benefits
Summarized information on the Company's pension and other postretirement benefit plans is as follows:

Change in Projected Benefit Obligations of All Plans	Defined Benefit Pension Plans		Other Post-Employment Benefits
In millions	2020	2019	2020	2019
Change in projected benefit obligations:
Benefit obligations at beginning of year	$4,784	$53,014	$22	$3,992
Service cost	70	184	2	5
Interest cost	57	630	1	53
Plan participants' contributions	11	11	—	15
Actuarial changes in assumptions and experience	298	515	18	116
Benefits paid	(268)	(1,247)	(3)	(150)
Plan amendments	—	(76)	—	—
Acquisitions/divestitures/other	—	20	—	—
Effect of foreign exchange rates	347	31	—	1
Termination benefits/curtailment cost/settlements	(4)	(4)	—	—
Spin-off of Dow	—	(29,285)	—	(1,462)
Spin-off of Corteva	—	(19,009)	—	(2,548)
Benefit obligations at end of year	$5,295	$4,784	$40	$22

Change in Plan Assets and Funded Status of All Plans	Defined Benefit Pension Plans		Other Post-Employment Benefits
In millions	2020	2019	2020	2019
Change in plan assets:
Fair value of plan assets at beginning of year	$3,757	$41,462	$—	$—
Actual return on plan assets	309	1,191	—	—
Employer contributions	98	697	3	135
Plan participants' contributions	11	11	—	15
Benefits paid	(268)	(1,247)	(3)	(150)
Acquisitions/divestitures/other	—	10	—	—
Effect of foreign exchange rates	251	60	—	—
Settlements	—	—	—	—
Spin-off of Dow	—	(22,626)	—	—
Spin-off of Corteva	—	(15,801)	—	—
Fair value of plan assets at end of year	$4,158	$3,757	$—	$—

Funded status:
U.S. plans with plan assets	$—	$—	$—	$—
Non-U.S. plans with plan assets	(341)	(315)	—	—
All other plans [1]	(796)	(712)	(40)	(22)
Funded status at end of year	$(1,137)	$(1,027)	$(40)	$(22)
1.Certain benefit obligations are supported by funding, $6 million as of December 31, 2020 and $16 million as of December 31, 2019, under the Trust agreement, defined in the "Trust Assets" section.

The following tables summarize the amounts recognized in the consolidated balance sheets for all significant plans:

Amounts Recognized in the Consolidated Balance Sheets for All Significant Plans	Defined Benefit Pension Plans		Other Post-Employment Benefits
In millions	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Amounts recognized in the consolidated balance sheets:
Deferred charges and other assets	$225	$165	$—	$—
Assets of discontinued operations	5	6	—	—
Accrued and other current liabilities	(53)	(47)	(6)	(1)
Pension and other postretirement benefits - noncurrent	$(1,079)	$(966)	$(31)	$(20)
Liabilities of discontinued operations	$(235)	$(185)	$(3)	$(1)
Net amount recognized	$(1,137)	$(1,027)	$(40)	$(22)

Pretax amounts recognized in accumulated other comprehensive loss:
Net loss (gain)	$583	$485	$20	$2
Prior service credit	(47)	(47)	—	—
Pretax balance in accumulated other comprehensive loss at end of year	$536	$438	$20	$2

Schedule of accumulated benefit obligations in excess of plan assets

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets	December 31, 2020	December 31, 2019
In millions
Accumulated benefit obligations	$1,896	$1,731
Fair value of plan assets	$735	$690

Schedule of pension plans with projected benefit obligations in excess of plan assets

Pension Plans with Projected Benefit Obligations in Excess of Plan Assets	December 31, 2020	December 31, 2019
In millions
Projected benefit obligations	$2,605	$2,320
Fair value of plan assets	$1,238	$1,122

Schedule of net periodic benefit costs

Net Periodic Benefit Costs for All Significant Plans for the Year Ended December 31,	Defined Benefit Pension Plans			Other Post-Employment Benefits
In millions	2020	2019	2018	2020	2019	2018
Net Periodic Benefit Costs:
Service cost [1]	$70	$184	$651	$2	$5	$21
Interest cost [2]	57	630	1,638	1	53	130
Expected return on plan assets [3]	(110)	(988)	(2,846)	—	—	—
Amortization of prior service credit [4]	(5)	(9)	(24)	—	—	—
Amortization of unrecognized loss (gain) [5]	16	128	649	—	(6)	(24)
Curtailment/settlement/other [6]	9	—	(10)	—	—	—
Net periodic benefit costs (credits) - Total	$37	$(55)	$58	$3	$52	$127
Less: Net periodic benefit (credits) costs - discontinued operations	13	(35)	100	—	50	126
Net periodic benefit costs (credits) - Continuing operations	$24	$(20)	$(42)	$3	$2	$1
Changes in plan assets and benefit obligations recognized in other comprehensive loss (income):
Net loss (gain)	$99	$350	$1,490	$18	$2	$(185)
Prior service (credit) cost	—	(65)	34	—	—	—
Amortization of prior service credit	5	3	24	—	—	—
Amortization of unrecognized (loss) gain	(16)	(7)	(649)	—	—	24
Curtailment loss	(4)	(2)	—	—	—	—
Settlement loss	(9)	(2)	2	—	—	—
Effect of foreign exchange rates	21	(2)	1	—	—	—
Total recognized in other comprehensive loss (income)	$96	$275	$902	$18	$2	$(161)
Noncontrolling interest	$2	$—	$—	$—	$—	$—
Total recognized in net periodic benefit costs (credits) and other comprehensive loss (income)	$118	$255	$860	$21	$4	$(160)
1.The service cost from continuing operations was $54 million, $52 million, and $49 million for the years ended December 31, 2020, 2019, and December 31, 2018, respectively, for pension plans. The activity from OPEBs was immaterial for all years presented.
2. The interest cost from continuing operations was $53 million, $75 million and $73 million for the years ended December 31, 2020, 2019, and December 31, 2018, respectively, for pension plans. The activity from OPEBs was immaterial for all years presented.
3. The expected return on plan assets from continuing operations was $100 million, $140 million and $169 million for the years ended December 31, 2020, 2019 and December 31, 2018, respectively, for pension plans.
4. The amortization of prior year service credits from continuing operations was $4 million and $3 million for the years ended December 31, 2020 and 2019, respectively, and immaterial for the year ended December 31, 2018 for pension plans. The activity from OPEBs was immaterial for all years presented.
5. The amortization of unrecognized gain/loss from continuing operations was losses of $12 million for the year ended December 31, 2020, gains of $4 million for the year ended December 31, 2019, and losses of $6 million for the year ended December 31, 2018 for pension plans. The activity from OPEBs was immaterial for all years presented.
6. The curtailment and settlement loss from continuing operations was $9 million for the year ended December 31, 2020, immaterial for the year ended December 31, 2019, and a gain $1 million for the year ended December 31, 2018 for pension plans. The activity from OPEBs was immaterial for all years presented.

Schedule of changes in plan assets and benefit obligations recognized in other comprehensive (income) loss

Net Periodic Benefit Costs for All Significant Plans for the Year Ended December 31,	Defined Benefit Pension Plans			Other Post-Employment Benefits
In millions	2020	2019	2018	2020	2019	2018
Net Periodic Benefit Costs:
Service cost [1]	$70	$184	$651	$2	$5	$21
Interest cost [2]	57	630	1,638	1	53	130
Expected return on plan assets [3]	(110)	(988)	(2,846)	—	—	—
Amortization of prior service credit [4]	(5)	(9)	(24)	—	—	—
Amortization of unrecognized loss (gain) [5]	16	128	649	—	(6)	(24)
Curtailment/settlement/other [6]	9	—	(10)	—	—	—
Net periodic benefit costs (credits) - Total	$37	$(55)	$58	$3	$52	$127
Less: Net periodic benefit (credits) costs - discontinued operations	13	(35)	100	—	50	126
Net periodic benefit costs (credits) - Continuing operations	$24	$(20)	$(42)	$3	$2	$1
Changes in plan assets and benefit obligations recognized in other comprehensive loss (income):
Net loss (gain)	$99	$350	$1,490	$18	$2	$(185)
Prior service (credit) cost	—	(65)	34	—	—	—
Amortization of prior service credit	5	3	24	—	—	—
Amortization of unrecognized (loss) gain	(16)	(7)	(649)	—	—	24
Curtailment loss	(4)	(2)	—	—	—	—
Settlement loss	(9)	(2)	2	—	—	—
Effect of foreign exchange rates	21	(2)	1	—	—	—
Total recognized in other comprehensive loss (income)	$96	$275	$902	$18	$2	$(161)
Noncontrolling interest	$2	$—	$—	$—	$—	$—
Total recognized in net periodic benefit costs (credits) and other comprehensive loss (income)	$118	$255	$860	$21	$4	$(160)
1.The service cost from continuing operations was $54 million, $52 million, and $49 million for the years ended December 31, 2020, 2019, and December 31, 2018, respectively, for pension plans. The activity from OPEBs was immaterial for all years presented.
2. The interest cost from continuing operations was $53 million, $75 million and $73 million for the years ended December 31, 2020, 2019, and December 31, 2018, respectively, for pension plans. The activity from OPEBs was immaterial for all years presented.
3. The expected return on plan assets from continuing operations was $100 million, $140 million and $169 million for the years ended December 31, 2020, 2019 and December 31, 2018, respectively, for pension plans.
4. The amortization of prior year service credits from continuing operations was $4 million and $3 million for the years ended December 31, 2020 and 2019, respectively, and immaterial for the year ended December 31, 2018 for pension plans. The activity from OPEBs was immaterial for all years presented.
5. The amortization of unrecognized gain/loss from continuing operations was losses of $12 million for the year ended December 31, 2020, gains of $4 million for the year ended December 31, 2019, and losses of $6 million for the year ended December 31, 2018 for pension plans. The activity from OPEBs was immaterial for all years presented.
6. The curtailment and settlement loss from continuing operations was $9 million for the year ended December 31, 2020, immaterial for the year ended December 31, 2019, and a gain $1 million for the year ended December 31, 2018 for pension plans. The activity from OPEBs was immaterial for all years presented.

Schedule of estimated future benefit payments
The estimated future benefit payments of continuing operations, reflecting expected future service, as appropriate, are presented in the following table:

Estimated Future Benefit Payments at December 31, 2020	Defined Benefit Pension Plans	Other Postretirement Benefits
In millions
2021	$190	$6
2022	186	4
2023	193	3
2024	194	2
2025	202	2
Years 2026-2030	1,055	9
Total	$2,020	$26

Schedule of target allocation for plan assets
The weighted-average target allocation for plan assets of DuPont's pension plans is summarized as follows:

Target Allocation for Plan Assets at December 31, 2020	DuPont
Asset Category
Equity securities	20%
Fixed income securities	17
Alternative investments	21
Other investments	42
Total	100%

Basis of Fair Value Measurements	December 31, 2020				December 31, 2019
In millions	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$97	$97	$—	$—	$101	$101	$—	$—
Equity securities:
U.S. equity securities [1]	$336	$336	$—	$—	$297	$297	$—	$—
Non - U.S. equity securities	480	473	7	—	622	609	13	—
Total equity securities	$816	$809	$7	$—	$919	$906	$13	$—
Fixed income securities:
Debt - government-issued	$308	$20	$288	$—	$468	$198	$270	$—
Debt - corporate-issued	106	16	90	—	99	12	87	—
Debt - asset-backed	—	—	—	—	1	—	1	—
Total fixed income securities	$414	$36	$378	$—	$568	$210	$358	$—
Alternative investments: [2]
Real estate	84	7	—	77	72	6	—	66
Insurance contracts	$788	$—	$30	$758	$334	$—	$30	$304
Derivatives - asset position	4	—	4	—	6	—	6	—
Derivatives - liability position	(1)	—	(1)	—	(2)	—	(2)	—
Total alternative investments	$875	$7	$33	$835	$410	$6	$34	$370
Other Investments: [2]
Pooled Investment Vehicles	$627	$627	$—	$—	$790	$790	$—	$—
Private market securities	—	—	—	—	—	—	—	—
Other investments	—	—	$—	$—	6	6	—	—
Total other investments	$627	$627	$—	$—	$796	$796	$—	$—
Subtotal	$2,829	$1,576	$418	$835	$2,794	$2,019	$405	$370
Investments measured at net asset value: [2]
Debt - government-issued	$273				$152
Hedge funds	933				745
Private market securities	122				107
Real estate	—				—
Total investments measured at net asset value	$1,328				$1,004
Items to reconcile to fair value of plan assets:
Pension trust receivables [3]	$3				$15
Pension trust payables [4]	(2)				(56)
Total	$4,158				$3,757
1.The Company's pension plans directly held less than $1 million (0 percent of total plan assets) of DuPont common stock at December 31, 2020 and less than held $1 million (0 percent of total plan assets) at December 31, 2019.
2.In 2018, the Company reviewed its fair value technique and elected to present assets valued at net asset value per share as a practical expedient outside of the fair value hierarchy. The assets are presented as "Investments measured at net asset value."
3.Primarily receivables for investment securities sold.
4.Primarily payables for investment securities purchased.

Schedule of fair value measurement of Level 3 plan assets
The following table summarizes the changes in the fair value of Level 3 pension plan assets for the years ended December 31, 2020 and 2019:

Fair Value Measurement of Level 3 Pension Plan Assets	Equity Securities	Fixed Income Securities	Real Estate	Investment Contracts	Total
In millions
Balance at Jan 1, 2019	$55	$15	$95	$206	$371
Actual return on assets:
Relating to assets sold during 2019	—	—	2	—	2
Relating to assets held at Dec 31, 2019	—	—	10	11	21
Purchases, sales and settlements, net	—	—	—	—	—
Transfers into Level 3, net	—	—	1	87	88
Transfers out of Level 3, spin related	(55)	(15)	(42)	—	(112)
Balance at Dec 31, 2019	$—	$—	$66	$304	$370
Actual return on assets:
Relating to assets sold during 2020	—	—	—	—	—
Relating to assets held at Dec 31, 2020	—	—	9	64	73
Purchases, sales and settlements, net	—	—	2	390	392
Transfers into Level 3, net	—	—	—	—	—
Transfers out of Level 3, net	—	—	—	—	—
Balance at Dec 31, 2020	$—	$—	$77	$758	$835